Note 13 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		€ 1,217	€ 1,198	[1]	€ 1,320
Debt securities at fair value through other comprehensive income	[2]	60,963	64,150	[1],[3],[4]	59,074
Loans and advances to credit institutions at fair value through other comprehensive income		26	26	[1]	27
Financial assets at fair value through other comprehensive income		62,205	65,374	[1]	60,421
of which loss allowances of debt securities		€ (84)	€ (123)		€ (74)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).